Note 15 (Tables)	12 Months Ended
Dec. 31, 2021
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk [Table Text Block]
The balance of these headings in the accompanying consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	2021	2020	2019
ASSETS
Derivatives - Hedge accounting	1,805	1,991	1,729
Fair value changes of the hedged items in portfolio hedges of interest rate risk	5	51	28
LIABILITIES
Derivatives - Hedge accounting	2,626	2,318	2,233
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—	—

Derivatives Hedge accounting breakdown by type of risk and type of hedge [Table Text Block]
The details of the net positions by hedged risk of the fair value of the hedging derivatives recognized in the accompanying consolidated balance sheets are as follows:

Derivatives - Hedge accounting. Breakdown by type of risk and type of hedge (Millions of Euros)
	2021		2020		2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	697	322	989	525	920	488
OTC	697	322	989	525	920	488
Organized market	—	—	—	—	—	—
Equity	—	—	—	—	—	3
OTC	—	—	—	—	—	3
Organized market	—	—	—	—	—	—
Foreign exchange and gold	463	135	435	350	420	316
OTC	463	135	435	350	420	316
Organized market	—	—	—	—	—	—
Credit	—	—	—	—	—	—
Commodities	—	—	—	—	—	—
Other	—	—	—	—	—	—
FAIR VALUE HEDGES	1,160	457	1,424	874	1,341	808
Interest rate	228	1,786	154	1,055	224	850
OTC	226	1,786	154	1,041	224	839
Organized market	2	—	—	15	—	11
Equity	—	—	—	—	—	—
Foreign exchange and gold	180	79	225	55	115	18
OTC	180	79	225	50	115	18
Organized market	—	—	—	5	—	—
Credit	—	—	—	—	—	—
Commodities	—	—	—	—	—	—
Other	—	—	—	—	—	—
CASH FLOW HEDGES	408	1,865	379	1,111	339	868
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	198	196	166	139	12	242
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	18	95	18	170	37	216
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	21	13	3	23	1	99
DERIVATIVES-HEDGE ACCOUNTING	1,805	2,626	1,991	2,318	1,729	2,233
of which: OTC - credit institutions	1,454	2,248	1,718	1,965	1,423	1,787
of which: OTC - other financial corporations	349	378	273	333	306	426

Hedged items in fair value hedges [Table Text Block]
Below there is a breakdown of the items covered by fair value hedges:

Hedged items in fair value hedges (Millions of Euros)
	Carrying amount		Hedge adjustments included in the carrying amount of assets/liabilities		Remaining adjustments for discontinued micro hedges including hedges of net positions		Hedged items in portfolio hedge of interest rate risk
	2021	2020	2021	2020	2021	2020	2021	2020
ASSETS
Financial assets measured at fair value through other comprehensive income	20,333	28,091	(52)	(99)	11	12	—	—
Interest rate	20,285	28,059
Other	49	33
Financial assets measured at amortized cost	8,273	11,177	168	386	5	3	1,997	2,500
Interest rate	8,270	11,177
Foreign exchange and gold	2	—
LIABILITIES
Financial liabilities measured at amortized costs	24,567	23,546	(690)	(576)	—	2	—	—
Interest rate	24,563	23,543
Foreign exchange and gold	5	3

Calendar of the notional maturities of the hedging instruments [Table Text Block]
The following is the breakdown, by their notional maturities, of the hedging instruments as of December 31, 2021:

Calendar of the notional maturities of the hedging instruments (Millions of Euros)
	Up to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
FAIR VALUE HEDGES	2,820	8,467	28,506	13,615	53,409
Of which: Interest rate	2,807	8,360	27,239	13,615	52,021
CASH FLOW HEDGES	195	3,346	36,410	4,381	44,332
Of which: Interest rate	—	2,713	34,787	4,381	41,882
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	2,241	2,617	—	—	4,857
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	175	647	1,258	1,108	3,187
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	171	428	851	132	1,583
DERIVATIVES-HEDGE ACCOUNTING	5,602	15,505	67,024	19,236	107,368

Hedges affected by the IBOR reform [Table Text Block]
The nominal amount of the hedging instruments for hedging relationships directly affected by the IBOR reform as of December 31, 2021 is the following:

Hedges affected by the IBOR reform (Millions of Euros)
	LIBOR USD	LIBOR GBP	Other	Total
Cash flow hedges	1,056	—	—	1,056
Fair value hedges	7,939	389	583	8,910